AGENT DEFERRED COMPENSATION PLAN (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Cost recognized for defined contribution plan	$ 5.1	$ 4.6	$ 4.5
Agent Deferred Compensation Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement defined benefit plans, liabilities	175.1	142.7
Net periodic benefit cost	36.3	(2.9)	20.5
Actuarial net gains (losses)	(24.3)	17.2	(7.5)
Company-owned life insurance	157.6	144.8
Change in value of corporate or bank owned life insurance	$ 5.7	$ 19.7	$ 9.0
Rate of compensation increase	4.00%